Intangible Assets, Net - Amortization expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization expenses for intangible assets
2023		$ 7,588
2024		7,465
2025		7,287
2026		7,194
2027		7,194
Thereafter		94,158
Net	$ 128,992	$ 130,886	$ 125,914